General and Administrative	12 Months Ended
Dec. 31, 2018
General and Administrative [Abstract]
GENERAL AND ADMINISTRATIVE

NOTE 13 – GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2018	2017	2016
	USD in thousands

Payroll and related expenses (*)	1,776	1,532	815
Share-based payments to service providers	179	452	59
Professional services	1,071	1,213	829
Directors fees and insurance (**)	361	320	93
Travel expenses	54	65	36
Rent and office maintenance	131	38	90
Consultation fees to a related party	--	--	470
Other	124	133	235
	3,696	3,753	2,627

(*)	Includes Share-based payment of USD 893, USD 905 and USD 346 in 2018, 2017 and 2016, respectively.
(**)	Includes Share-based payment of USD 151 and USD 164 in 2018 and 2017, respectively.